Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents	$ 5,056	$ 8,661
Accounts receivable, net of allowance for doubtful accounts of $1,648 and $1,567, respectively	11,591	13,401
Inventory, Net	10,002	11,326
Investment	1,500	0
Other Assets, Current	2,121	3,155
Assets, Current	30,270	36,543
Property and Equipment, Net	3,058	3,972
Intangible Assets, Net	47,728	54,019
Goodwill	11,068	44,132
Other Assets	432	445
Total Assets	92,556	139,111
Accounts Payable	10,561	10,855
Accrued Liabilities	3,619	4,326
Accrued Payroll and Employee Compensation	2,227	2,625
Deferred Revenue	5,338	6,150
Debt, Related Parties	2,294	10,000
Debt, Current	17,300	7,391
Other Liabilities, Current	1,515	5,050
Liabilities, Current	42,854	46,397
Deferred Revenue, long-term	1,051	1,675
Long-term Debt, Related Parties	24,401	19,500
Long-term Deferred Tax Liabilities	3,100	2,755
Other Long-term Liabilities	704	644
Total Liabilities	72,110	70,971
Commitments and Contingencies (Note 15)
Common shares, no par value; 66,565 and 45,198 shares issued and outstanding as of December 31, 2016 and 2015, respectively	157,254	136,058
Accumulated Other Comprehensive Loss	(1,565)	(1,135)
Accumulated Deficit	(135,243)	(66,783)
Total Shareholders' Equity	20,446	68,140
Total Liabilities and Shareholders' Equity	$ 92,556	$ 139,111